Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2022
Right of Use Assets (Details) [Line Items]
Schedule of supplemental balance sheet information related to operating leases
June 30, 2022
RMB
Right-of-use assets, net	11,158

Operating lease liabilities - current	4,597
Operating lease liabilities - non-current	6,210
Total operating lease liabilities	10,807

Schedule of weighted average remaining lease terms and discount rates for all of operating leases
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.50 years
Weighted average discount rate	4.75%

Shedule of maturities of lease liabilities
Twelve months ending June 30,	RMB
2023	4,979
2024	4,297
2025	2,118
Total future minimum lease payments	11,394
Less: imputed interest	587
Present value of lease liabilities	10,807